Document and Entity Information - USD ($) $ in Billions	12 Months Ended
	Jul. 01, 2016	Aug. 11, 2016	Dec. 31, 2015
Document Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 01, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Entity Registrant Name	WESTERN DIGITAL CORP
Entity Central Index Key	0000106040
Current Fiscal Year End Date	--07-01
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		284,264,636
Entity Public Float			$ 14